STOCKHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2019
Stockholders Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 8 — STOCKHOLDERS’ DEFICIT

Private placement — On September 11, 2013, the Company issued an aggregate of 3,020,501 units at a price of $2.50 per unit (the “Private Placement”). Each unit consisted of one share of common stock and one common stock warrant for the purchase of an additional share of common stock. The aggregate purchase price for the units was approximately $7.6 million. In addition, 300,000 warrants for the purchase of a share of common stock were issued to a broker under the same terms as the Private Placement transaction (the “Broker Warrants”).

The warrants issued in the Private Placement and the Broker Warrants entitle the holders thereof to purchase, at any time on or prior to September 11, 2018, shares of common stock of the Company at an exercise price of $3.50 per share. The warrants contain non-standard anti-dilution protection and, consequently, are being accounted for as liabilities, were originally recorded at fair value, and are adjusted to fair market value each reporting period. Because the shares of common stock underlying the Private Placement warrants and Broker Warrants were not effectively registered for resale by September 11, 2014, the warrant holders have an option to exercise the warrants using a cashless exercise feature. The shares have not been registered for resale as of September 30, 2018. The availability to warrant holders of the cashless exercise feature as of September 11, 2014 caused the then-outstanding 2,225,036 Private Placement warrants and Broker Warrants with fair value of approximately $7.1 million to be reclassified from liability classified warrants to warrant derivative liabilities and to continue to be remeasured at fair value each reporting period. On June 10, 2014, certain warrant holders exercised 1,095,465 warrants issued in the Private Placement for the exercise price of $3.50 per share, resulting in the Company receiving aggregate exercise proceeds of $3.8 million and issuing 1,095,465 shares of common stock. Prior to exercise, these Private Placement warrants were accounted for at fair value as liability classified warrants. As of June 10, 2014, immediately prior to exercise, the carrying value of these Private Placement warrants was reduced to their fair value of $1.8 million, representing their intrinsic value, with this adjusted carrying value of $1.8 million being transferred to additional paid-in capital. Also on June 10, 2014, based on an offer made to holders of Private Placement warrants in connection with such exercises, the Company issued an aggregate of 1,095,465 replacement warrants to holders exercising Private Placement warrants, which replacement warrants have terms that are generally the same as the exercised warrants, including an expiration date of September 11, 2018 and an exercise price of $3.50 per share.

The replacement warrants are treated for accounting purposes as liability classified warrants, and their issuance gave rise to a $3.5 million warrant exercise inducement expense based on their fair value as of issuance as determined using a Binomial Monte-Carlo Cliquet (aka Ratchet) Option Pricing Model. Because the shares of common stock underlying the replacement warrants were not effectively registered for resale by June 10, 2015, the warrant holders have an option to exercise the warrants using a cashless exercise feature. The availability to warrant holders of the cashless exercise feature as of June 10, 2015 caused the then-outstanding 1,095,465 replacement warrants with fair value of approximately $2.5 million to be reclassified from liability classified warrants to warrant derivative liabilities and to continue to be remeasured at fair value each reporting period.

As of September 11, 2018, all of the Private Placement warrants, replacement warrants and Broker Warrants had been exercised primarily on a cashless basis or had expired.

Purchase Agreement with GPB—On December 29, 2017, the Company entered into the Purchase Agreement with GPB Debt Holdings II, LLC (“GPB”), pursuant to which the Company issued to GPB a $13 million principal amount senior secured convertible promissory note (the “GPB Note”) for an aggregate purchase price of approximately $12.5 million, which reflected a 4.0% original issue discount.

In connection with the issuance of the GPB Note, the Company also issued to GPB a warrant (the “GPB Warrant to purchase up to 240,674 of Company common stock at an exercise price of $10.80 per company share, with customary adjustments for stock splits, stock dividends and other recapitalization events and anti-dilution provisions set forth in the GPB Warrant. If the Company effects a public listing of common stock for trading on any securities market or exchange, whether through a direct listing application or merger transaction, at a price per share less than the exercise price, the exercise price will be adjusted on a one-time basis to a 10% premium to the dilutive issuance price and the number of shares issuable under the GPB Warrant will be increased on a full ratchet basis. The GPB Warrant became exercisable six months after issuance and has a term of five years after the initial exercise date.

In connection with the Purchase Agreement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company has agreed to file a registration statement with SEC relating to the offer and sale by GPB of the common stock underlying the GPB Warrant within one hundred eighty (180) days of closing of a public listing of the Company’s Common Stock for trading on any national securities exchange (excluding any over-the-counter market), whether through a direct listing application or merger transaction. The Company is required to have the registration statement become effective on the earlier of (A) the date that is two-hundred and forty (240) days following the later to occur of (i) the date of closing of the public listing or (ii) or in the event the registration statement receives a “full review” by the Commission, the date that is 300 days following the date of closing of the public listing, or (B) the date which is within three (3) business days after the date on which the Commission informs the Company (i) that the Commission will not review the registration statement or (ii) that the Company may request the acceleration of the effectiveness of the registration statement. If the Company does not timely effect such registration, it will be required to pay GPB certain late payments specified in the Registration Rights Agreement.

In February 2018, the Company prepaid the GPB Note in full. Upon such prepayment, the Purchase Agreement and the Company’s obligations under the transaction documents entered into pursuant to the Purchase Agreement terminated except for the GPB Warrant and the Registration Rights Agreement.

In October 2018, the Company sold and issued $12.2 million principal amount of debentures and warrants to purchase an aggregate of up to 1,220,000 share of the Company common stock pursuant to a securities purchase agreement dated as of September 18, 2018 among the Company and limited number of accredited investors. The net proceeds of the sale of the debentures and warrants were used to fund the Company’s loan to EJ Holdings, Inc., a variable interest entity (“VIE”) reflected in the Company’s consolidated financial statements.

The debentures were amended and restated in their entirety in conjunction with the merger of the Company on July 17, 2019 as described in Note 12. As originally issued, the debentures bore interest at the rate of 10% per annum, payable monthly commencing November 1, 2018, and were to mature on April 21, 2020. The Company was to be obligated to redeem $1 million principal amount of debentures monthly, commencing in May 2019 and to redeem the debentures in full upon a “subsequent financing” of at least $20 million, subject to certain exceptions, or in the “event of default” (as defined). The Company’s obligations under the debentures were secured by a security interest in substantially all of our assets, except for certain pledged marketable securities and are guaranteed by the U.S. subsidiaries, Emmaus Medical, Inc. and Newfield Nutrition Corporation.

The common stock purchase warrants also were amended and restated in their entirety in conjunction with the merger on July 17, 2019. As originally issued, the common stock purchase warrants were exercisable for five years beginning April 22, 2019 at an initial exercise price of $11.30 per share, which will be subject to reduction if we become a listed company or our common stock becomes listed or quoted on a trading market based upon the public offering price or “VWAP” of the Company common stock. The exercise price also was subject to adjustment in certain other customary circumstances.

T.R. Winston & Company, LLC acted as placement agent in connection with the sales of the debentures and warrants pursuant to an amended and restated fee agreement with us dated October 1, 2018. In accordance with the fee agreement, the Company paid T.R. Winston a cash fee equal to 5% of the gross proceeds received from the purchasers granted T.R. Winston warrants to purchase up to 120,000 shares of the Company common stock on the same terms as the common stock purchase warrants sold to the purchasers and reimbursed T.R. Winston for certain legal fees and expenses.

Effective as of March 5, 2019, the Company entered into a securities amendment agreement with the debenture and warrant holders which amended in certain respects the securities purchase agreement among the Company and the holders of the debentures and warrants and provided that the debentures and warrants were to be amended in certain respects and restated in their entirety immediately prior to and subject to the completion of the then-pending merger transaction with MYnd Analytics, Inc. described in our Current Report on Form 8-K filed with the Securities and Exchange Commission on January 7, 2019.

Pursuant to the terms of the securities amendment agreement, (i) the debenture holders waived their right to the monthly redemption of $1,000,000 principal amount of the debentures that was due May 1, 2019 and their right to accelerate the repayment of the debentures in connection with the proposed merger transaction and (iii) the provision of the debentures requiring their mandatory redemption in connection with any “subsequent financing” was eliminated.  The debenture holders subsequently waived their rights to the monthly redemption due June 1 and July 1, respectively.

The amended and restated debentures provide that the mandatory monthly redemption of $1,000,000 principal amount thereof will commence in November 2019 and that they will mature on October 21, 2020, six months later than the original maturity date of the debentures.  Unlike the debentures, the amended and restated debentures are convertible at the option of each holder into shares of Company common stock at a conversion price of $10 a share, subject to adjustment for stock splits, merger reorganizations and other customary events. The amended and restated warrants will be exercisable for up to an aggregate of up to 1,460,000 shares of our common stock, or 240,000 more shares than are currently purchasable under the original warrants, at an initial exercise price of $10.00 per share, or $1.30 less than the original exercise price of the warrants. The exercise price of the Warrants will be subject to reduction in connection with a “going public event,” which occurred in conjunction with the merger, based upon the public offering price if the Company completes a bona fide public offering or the “VWAP” (i.e., volume-weighted average trading price) of MYnd Analytics, Inc. (which will change its name to Emmaus Life Sciences, Inc. in conjunction with the merger) common stock at the time of the merger. The exercise price of the amended and restated warrants also will be subject to reduction pursuant to a “full-ratchet” exercise-price antidilution adjustment in the event of a sale or issuance of common stock or common stock equivalents within 60 days following the merger at an effective price per share below the exercise price of the amended and restated warrants. The exercise price also will be subject to adjustment for stock splits and other customary events. As a result of the completion of the merger on July 17, 2019, the amended and restated debentures and the amended and restated warrants became convertible and exercisable for the number of shares of common stock of the ongoing company and at a conversion price and exercise price based upon the “exchange ratio” in the merger.

The original securities purchase agreement entitled the holders of the warrants to registration rights with respect to the shares issuable upon exercise of the warrants. The securities amendment agreement extends the same rights to the shares issuable upon conversion of the amended and restated debentures, as well.

A summary of outstanding warrants as of June 30, 2019 and December 31, 2018 is presented below:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
Warrants outstanding, beginning of period	3,436,431	5,265,432
Granted	—	1,542,000
Exercised	(51,000)	(2,385,317)
Cancelled, forfeited and expired	—	(985,684)
Warrants outstanding, end of period	3,385,431	3,436,431

A summary of outstanding warrants by year issued and exercise price as of June 30, 2019 is presented below:

		Outstanding			Exercisable
Year issued and Exercise Price		Number of Warrants Issued	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Total	Weighted Average Exercise Price
At December 31, 2015
	$4.90	110,417	0.68	$4.90	110,417	$4.90
	2015 Total	110,417			110,417
At December 31, 2016
	$4.50	118,750	2.00	$4.50	118,750	$4.50
	$4.70	75,000	1.84	$4.70	75,000	$4.70
	$5.00	1,300,000	1.86	$5.00	1,300,000	$5.00
	2016 Total	1,493,750			1,493,750
At December 31, 2017
	$10.80	240,764	4.00	$10.80	240,764	$10.80
	2017 Total	240,764			240,764
At December 31, 2018
	$11.30	1,540,500	4.29	$11.30	1,540,500	$11.30
	2018 Total	1,540,500			1,540,500
At June 30, 2019	Total	3,385,431			3,385,431

Stock options—During the six months ended June 30, 2019, the Company granted 50,000 options to its officer. The options will vest over three years starting June 20, 2020, have an exercise price of $10.30 per share and are exercisable through June 19, 2030. During the year ended December 31, 2018, the Company’s Board of Directors granted its officers, directors and employees stock options to purchase up to 357,000 shares of Company’s common stock. The options will vest and become exercisable with respect to the underlying shares as follows: as to one‑third (1/3) of the share on the first anniversary of the grant date, and as to the remaining two‑thirds (2/3) of the shares in twenty‑four (24) approximately equal monthly installments over a period of two years thereafter.

Summaries of outstanding stock options as of June 30, 2019 and December 31, 2018 are presented below.

	June 30, 2019		December 31, 2018
	Number of Options	Weighted‑ Average Exercise Price	Number of Options	Weighted‑ Average Exercise Price
Options outstanding, beginning of period	6,642,200	$4.40	6,775,200	$4.12
Granted or deemed issued	50,000	$10.30	357,000	$11.28
Exercised	(200)	$5.00	(170,000)	$4.59
Cancelled, forfeited and expired	(33,333)	$11.30	(320,000)	$6.06
Options outstanding, end of period	6,658,667	$4.41	6,642,200	$4.40
Options exercisable, end of period	6,318,334	$4.05	5,958,783	$3.87
Options available for future grant	2,341,333		2,357,800

During the six months ended June 30, 2019 and 2018, the Company recognized approximately $1.0 million and $1.7 million, respectively, of share-based compensation expense arising from stock options. As of June 30, 2019, there was approximately $1.8 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Company’s 2011 Stock Incentive Plan. That expense is expected to be recognized over the weighted-average remaining period of 2.3 years.

Registration rights— See Note 8 regarding registration rights relating to shares of Company common stock underlying warrant issued to GPB on December 29, 2017.